Equity (Details) - Schedule of options outstanding under stock option plans - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2019 (in Shares)	1,869,412	2,055,182
Weighted Average remaining contractual Term	3 years 76 days
Weighted average exercise price	$ 10.25		$ 10.0
Options Exercisable as of December 31, 2019 (in Shares)	970,408
Weighted Average Exercise price of Options Exercisable	$ 9.34
1.26-6.10 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	1.26
Ranges of exercise price, maximum	$ 6.10
Options outstanding as of December 31, 2019 (in Shares)	12,158
Weighted Average remaining contractual Term	1 year 120 days
Weighted average exercise price	$ 2.75
Options Exercisable as of December 31, 2019 (in Shares)	12,158
Weighted Average Exercise price of Options Exercisable	$ 2.75
7.60 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price	$ 7.60
Options outstanding as of December 31, 2019 (in Shares)	300,000
Weighted Average remaining contractual Term	1 year 124 days
Weighted average exercise price	$ 7.60
Options Exercisable as of December 31, 2019 (in Shares)	300,000
Weighted Average Exercise price of Options Exercisable	$ 7.60
8.45-8.96 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	8.45
Ranges of exercise price, maximum	$ 8.96
Options outstanding as of December 31, 2019 (in Shares)	95,000
Weighted Average remaining contractual Term	2 years 175 days
Weighted average exercise price	$ 8.88
Options Exercisable as of December 31, 2019 (in Shares)	63,750
Weighted Average Exercise price of Options Exercisable	$ 8.93
9.11-9.96 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	9.11
Ranges of exercise price, maximum	$ 9.96
Options outstanding as of December 31, 2019 (in Shares)	457,254
Weighted Average remaining contractual Term	3 years 18 days
Weighted average exercise price	$ 9.39
Options Exercisable as of December 31, 2019 (in Shares)	287,000
Weighted Average Exercise price of Options Exercisable	$ 9.43
10.21-11.21 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	10.21
Ranges of exercise price, maximum	$ 11.21
Options outstanding as of December 31, 2019 (in Shares)	145,000
Weighted Average remaining contractual Term	4 years 40 days
Weighted average exercise price	$ 10.94
Options Exercisable as of December 31, 2019 (in Shares)	55,000
Weighted Average Exercise price of Options Exercisable	$ 10.69
11.23 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price	$ 11.23
Options outstanding as of December 31, 2019 (in Shares)	607,500
Weighted Average remaining contractual Term	3 years 248 days
Weighted average exercise price	$ 11.23
Options Exercisable as of December 31, 2019 (in Shares)	200,000
Weighted Average Exercise price of Options Exercisable	$ 11.23
11.99-12.40 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	11.99
Ranges of exercise price, maximum	$ 12.40
Options outstanding as of December 31, 2019 (in Shares)	90,000
Weighted Average remaining contractual Term	3 years 58 days
Weighted average exercise price	$ 12.13
Options Exercisable as of December 31, 2019 (in Shares)	52,500
Weighted Average Exercise price of Options Exercisable	$ 12.17
13.12 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price	$ 13.12
Options outstanding as of December 31, 2019 (in Shares)	125,000
Weighted Average remaining contractual Term	1 year 208 days
Weighted average exercise price	$ 13.12
Options Exercisable as of December 31, 2019 (in Shares)
Weighted Average Exercise price of Options Exercisable
13.28-15.60 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	13.28
Ranges of exercise price, maximum	$ 15.60
Options outstanding as of December 31, 2019 (in Shares)	37,500
Weighted Average remaining contractual Term	5 years 3 months
Weighted average exercise price	$ 15.14
Options Exercisable as of December 31, 2019 (in Shares)
Weighted Average Exercise price of Options Exercisable